CAPITAL STOCK AND STOCK COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Capital Stock and Stock Compensation [Abstract]
Capital Stock and Stock Compensation

Note 11 — Capital Stock and Stock Compensation:

Change in Capital Structure

On May 13, 2016, all holders of Class B common stock and Class B warrants as of May 9, 2016 received a distribution from the Company representing their pro-rata share of the Net Litigation Recovery. On May 27, 2016, pursuant to the Company’s Amended and Restated Certificate of Incorporation, and the warrant agreement governing the Class B warrants, each Class B common share and Class B warrant automatically converted to a Class A common share and Class A warrant, respectively.

On June 2, 2016, the Board authorized the Company to take action to transfer the listing of its Class A common stock to the New York Stock Exchange from the NYSE MKT (the “Transfer”). In conjunction with the anticipated Transfer, the Board approved the Reverse Split Amendment to the Company’s Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of Class A common stock and Class B common stock, par value $0.01 per share. On June 7, 2016, the Company filed the Reverse Split Amendment with the Secretary of State of the State of Delaware. The Reverse Split Amendment became effective on June 13, 2016. As previously reported, the Company’s stockholders approved the filing of the Reverse Split Amendment at the Company’s annual meeting of stockholders held on June 9, 2015. The Transfer was approved by the New York Stock Exchange on June 23, 2016.

The Incentive Plans described below contain anti-dilution provisions whereby in the event of any change in the capitalization of the Company, the number and type of securities underlying outstanding awards must be adjusted, as appropriate, in order to prevent dilution or enlargement of rights. The impact of these provisions resulted in a modification of all outstanding awards upon the reverse stock split. No additional compensation was recognized as a result of such modification.

Share and Warrant Repurchases

During the three months ended March 31, 2016, the Company repurchased 460,900 shares of its Class A common stock in open-market purchases on the NYSE MKT at an average price of $2.11 per share, for a total cost of $971. In addition, during the three months ended March 31, 2016, the Company repurchased 24,999,078 Class A warrants in private transaction with non-affiliates at an average cost of $2.28 per warrant for a total cost of $56,990. Subsequent to March 31, 2016, the Company repurchased an additional 35,000 shares of Class A common stock for a total cost of $70, at an average price of $2.00 per share.

In connection with the vesting of restricted stock units during the first quarter of 2016, the Company repurchased 124,538 shares of Class A common stock at an average cost of $2.47 per share from certain members of management to cover withholding taxes.

Warrant Conversions

During the three months ended March 31, 2016, the Company issued 9,075,565 shares of Class A common stock and 46,997 shares of Class B common stock as a result of the exercise of 8,285,284 Class A warrants and 46,997 Class B warrants, respectively. During the three months ended March 31, 2015, the Company issued 694,517 shares of Class B common stock as a result of the exercise of 695,945 Class B warrants.

Stock Compensation

The Company accounts for stock compensation expense in accordance with the fair value based method required by ASC 718, Compensation – Stock Compensation. Such fair value based method requires share based payment transactions to be measured based on the fair value of the equity instruments issued.

Management Compensation - Restricted Stock Units and Stock Options

During the three months ended March 31, 2016, the Company granted 719,119 time-based restricted stock units (“RSUs”) to its senior officers. The weighted average grant date fair value of these awards was $1.97 per RSU. Each RSU represents a contingent right to receive one share of Class A common stock upon vesting. Each award of RSUs will vest in equal installments on each of the first three anniversaries of the grant date.

During the three months ended March 31, 2016, the Company awarded 719,119 performance-based RSUs to its senior officers. Each performance stock unit represents a contingent right to receive RSUs based upon the covered employees being continuously employed through the end of the period over which the performance goals are measured and shall vest as follows: (i) one-third of the target RSUs shall vest on December 31, 2018, subject to OSG’s three-year earnings per share (“EPS”) performance in the three-year EPS performance period relative to a compounded annual growth rate (the “EPS Target”) set forth in the award agreements; (ii) one-third of the target RSUs shall vest on December 31, 2018, subject to OSG’s return on invested capital (“ROIC”) performance in the three-year ROIC performance period relative to a target rate (the “ROIC Target”) set forth in the award agreements; and (iii) one-third of the target RSUs will be subject to OSG’s three-year total shareholder return (“TSR”) performance relative to that of a performance peer group over a three-year TSR performance period (“TSR Target”). Vesting is subject in each case to the Human Resources and Compensation Committee’s certification of achievement of the performance measures and targets no later than March 31, 2019. The EPS Target and ROIC Target are performance conditions which, as of March 31, 2016, management believes, are not yet considered probable of being achieved. Accordingly, for financial reporting purposes, no compensation costs will be recognized for these awards until it becomes probable that the performance conditions will be achieved. The grant date fair value of the TSR based performance awards, which has a market condition, was determined to be $1.97 per RSU.

In addition, during the three months ended March 31, 2016, the Company granted 231,280 performance-based RSUs (which represented the 2016 tranche of the awards made on October 12, 2015) to certain members of senior management. The grant date fair value of the performance awards was determined to be $1.97 per RSU. Each performance stock unit represents a contingent right to receive RSUs based upon certain performance related goals being met and the covered employees being continuously employed through the end of the period over which the performance goals are measured. These performance awards will vest on December 31, 2016, subject in each case to the Human Resources and Compensation Committee’s certification of achievement of the performance measures and targets no later than March 31, 2017. Achievement of the performance condition in this award was considered probable at March 31, 2016, and accordingly, compensation cost has been recognized commencing on March 30, 2016, the date of the award.

During the three months ended March 31, 2016, the Company awarded to certain senior officers an aggregate of 1,914,413 stock options. Each stock option represents an option to purchase one share of Class A common stock for an exercise price for $1.97 per share. The grant date fair value of the options was $0.58 per option.

NOTE 14 — CAPITAL STOCK AND STOCK COMPENSATION:

The Company accounts for stock compensation expense in accordance with the fair value based method required by ASC 718, Compensation – Stock Compensation. Such fair value based method requires share based payment transactions to be measured based on the fair value of the equity instruments issued.

Change in Capital Structure

See Note 2, “Chapter 11 Filing and Emergence From Bankruptcy,” for information relating to the Equity Plan and Rights Offering. The holders of our common stock are entitled to one vote per share, and holders of the Class A common stock and Class B common stock are entitled to vote together as a class, on any matter to be voted upon by the stockholders, other than as described below.

The provisions of our Amended and Restated Certificate of Incorporation setting forth the right of holders of shares of Class B common stock to receive the Aggregate Available Distribution (defined below) may not be amended without the affirmative vote of the holders of at least a majority of the outstanding shares of Class B common stock, nor may any corporate action which would alter or effect the rights of holders of shares of Class B common stock to receive the Aggregate Available Distribution as set forth in our Amended and Restated Certificate of Incorporation be taken without the affirmative vote of the holders of at least a majority of the outstanding shares of Class B common stock. In addition, except as otherwise contemplated by our Amended and Restated Certificate of Incorporation, any amendment to certain provisions therein may not adversely affect the rights of the holders of shares of Class B common stock in any manner that is unique to the Class B common stock, unless agreed to by a majority of the holders of the Class B common stock voting as a class.

Our Class B common stock carries an entitlement to distribution of a percentage of the proceeds from the malpractice lawsuit against Proskauer Rose LLP (“Proskauer”) and four of its partners, net of related out-of-pocket expenses incurred by us, including legal fees, all reasonable and documented costs and expenses incurred and all payments made or to be made by us in respect of certain counterclaims or pursuant to indemnification obligations, as determined by our Board of Directors (“the Board”) in good faith (such net amount, the “Net Litigation Recovery”). The aggregate amount of the Net Litigation Recovery that will be distributed to holders of the Class B common stock as of the relevant record date (the “Aggregate Available Distribution”) will be an amount equal to the product of the Net Litigation Recovery multiplied by 0.1. The holders of record of Class B common stock on the relevant record date will be entitled to receive, in respect of each share of Class B common stock held by such holder, a pro rata portion of the Aggregate Available Distribution calculated as a fraction thereof, the numerator of which shall be one and the denominator of which shall be 7,926,805. Any portion of the Aggregate Available Distribution that is not distributed to holders of Class B common stock as a result of shares of Class B common stock being converted into Class A common stock prior to the relevant record date will be property of the Company.

Each share of Class B common stock can be converted at any time into one share of Class A common stock, and each Class B Warrant can be converted at any time into one Class A Warrant. Following the distribution of the Net Litigation Recovery (as defined in OSG’s Amended and Restated Certificate of Incorporation), all Class B common stock and Class B Warrants will be automatically converted into Class A common stock and Class A Warrants, respectively.

In order to preserve the status of OSG as a Jones Act company, the percentage of each class of its common stock that may be owned by non-U.S. citizens is limited. In addition, the Company has established policies and procedures to ensure compliance with the Jones Act. In order to provide a reasonable margin for compliance with the Jones Act, our board of directors has determined that until further action by our board of directors, at least 77% of the outstanding shares of each class of capital stock of the Company must be owned by U.S. Citizens. At and during such time that the limit is reached with respect to shares of Class A common stock or Class B common stock, as applicable, we will be unable to issue any further shares of such class of common stock or approve transfers of such class of common stock to non-U.S. Citizens until the holdings of non-U.S. Citizens falls below the maximum percentage allowable.

Each Class A warrant and Class B warrant (together, the “Warrants”) represents the right to purchase one share of Class A common stock and one share of Class B common stock, respectively, subject in each case to the adjustments as provided pursuant to the terms thereof (see discussion under Stock Dividend below). The Warrants may be exercised at a price per share of Class A common stock or Class B common stock, as applicable, of $0.01, which shall be paid pursuant to a cashless exercise procedure. Warrants may be exercised at any time or from time to time on or before August 5, 2039, and will expire thereafter. Until they exercise their Warrants, except as otherwise provided in the Warrants, the holders of the Warrants will not have the rights or privileges of holders of the Company’s common stock, including any voting rights. Warrants may only be exercised by holders who establish to OSG's reasonable satisfaction that they or the person designated to receive the shares is a U.S. person or to the extent shares deliverable upon exercise would not constitute Non-Complying Shares (as defined in OSG's Amended and Restated Certificate of Incorporation).

On May 13, 2016, all holders of Class B common stock and Class B warrants as of May 9, 2016 received a distribution from the Company representing their pro-rata share of the Net Litigation Recovery. On May 27, 2016, pursuant to the Company’s Amended and Restated Certificate of Incorporation, and the warrant agreement governing the Class B warrants, each Class B common share and Class B warrant automatically converted to a Class A common share and Class A warrant, respectively.

On June 2, 2016, the Board of the Company authorized the Company to take action to transfer the listing of its Class A common stock to the New York Stock Exchange from the NYSE MKT (the “Transfer”). In conjunction with the anticipated Transfer, the Board approved the Reverse Split Amendment to the Company’s Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of Class A Common Stock and Class B common stock, par value $0.01 per share. On June 7, 2016, the Company filed the Reverse Split Amendment with the Secretary of State of the State of Delaware. The Reverse Split Amendment became effective on June 13, 2016. As previously reported, the Company’s stockholders approved the filing of the Reverse Split Amendment at the Company’s annual meeting of stockholders held on June 9, 2015. The Transfer was approved by the New York Stock Exchange on June 23, 2016.

The Incentive Plans described below contain anti-dilution provisions whereby in the event of any change in the capitalization of the Company, the number and type of securities underlying outstanding awards must be adjusted, as appropriate, in order to prevent dilution or enlargement of rights. The impact of these provisions resulted in a modification of all outstanding awards upon the reverse stock split.  No additional compensation was recognized as a result of such modification.

Dividends

On November 20, 2015, the Company’s Board approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015 (the “record date”), received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date. In conjunction with the announcement of the stock dividend, the Company applied for and was granted permission to list the Class A common stock shares that were issued as a part of the dividend on the NYSE MKT.

Holders of the Company’s outstanding Class A and Class B warrants are entitled to receive, upon exercise, 0.1 additional shares of Class A common stock per warrant exercised, in order to account for the dilutive impact of the stock dividend. In addition, as discussed above, the Incentive Plans described below contain anti-dilution provisions, which are triggered by changes in capitalization of the Company. The impact of these provisions resulted in a modification of all outstanding awards. No additional compensation was recognized in 2015 as a result of such modification.

The Company has not paid any regular cash dividends since the third quarter of 2011. On February 29, 2016, the Company’s Board of Directors declared a cash dividend of $0.08 per share of common stock payable prior to the end of March 2016. In addition, in connection with the cash dividend, in accordance with the terms of the outstanding warrants for OSG’s Class A and Class B common stock, those warrants will be automatically adjusted so that exercising holders will be entitled to receive, upon exercise, additional shares of Class A common stock reflecting the payment of the cash dividend.

Registration Rights Agreement

On May 2, 2014, the Debtors entered into a registration rights agreement with each Commitment Party (as subsequently amended, the “Registration Rights Agreement”). On May 26, 2014, the Debtors and each of the Commitment Parties entered into an amendment to the Registration Rights Agreement which added, as parties to the Registration Rights Agreement, all Commitment Parties that were not Initial Commitment Parties. Pursuant to the Registration Rights Agreement, we are required to register, on a registration statement filed with the Securities and Exchange Commission (“SEC”), the resale of certain shares of Class A common stock and Class A warrants for the benefit of the Commitment Parties and potentially certain other shareholders.

Under the terms of the Registration Rights Agreement, the selling securityholders are provided with certain demand registration rights subject to certain conditions and limitations. At any time and from time to time after a shelf registration statement has been declared effective by the SEC, any one or more of the selling securityholders may request to sell all or any portion of their Registrable Securities (as defined in the Registration Rights Agreement) in an underwritten offering, provided that the total offering price of the securities to be offered in such offering is reasonably expected to exceed, in the aggregate (i) in the case of a demand by at least one selling securityholder that is an “affiliate” (within the meaning of Rule 405 under the Securities Act), $25 million or (ii) in all other cases, $75 million.

Management Incentive Compensation Plan and Non-Employee Director Incentive Compensation Plan

On September 23, 2014, the Committee approved the Overseas Shipholding Group, Inc. Management Incentive Compensation Plan (the “Management Plan”) and the Overseas Shipholding Group, Inc. Non-Employee Director Incentive Compensation Plan (the “Director Plan” and together with the Management Plan, the “Incentive Plans”).

The purpose of the Incentive Plans is to promote the interests of the Company and its shareholders by providing certain employees and members of the Board, who are largely responsible for the management, growth and protection of the business of the Company, with incentives and rewards to encourage them to continue in the service of the Company. The Incentive Plans permit the Committee to grant to eligible employees and directors of the Company, as applicable, any of the following types of awards (or any combination thereof): cash incentive awards, nonqualified stock options, incentive stock options and other stock-based awards, including, without limitation, stock appreciation rights, phantom stock, restricted stock, restricted stock units, performance shares, deferred share units and share-denominated performance units. Subject to adjustment, the maximum number of shares of the Company’s Class A common stock authorized for issuance is 37,000,000 shares under the Management Plan and 3,000,000 shares under the Director Plan.

On September 23, 2014, the Committee also approved two forms of Stock Option Grant Agreements and two forms of Restricted Stock Unit Grant Agreements, each for use under the Management Plan (each a “Form of Grant Agreement”). Each Form of Grant Agreement provides for the grant of time-vested awards, which vest in equal installments on each of the first three anniversaries of the grant date, subject to the recipient of the award remaining employed with the Company on each such date.

OSG shareholders approved the Incentive Plans on June 9, 2015.

Director Compensation -Restricted Common Stock

The Company awarded a total of 306,129 and 324,997 restricted Class A common stock shares during the years ended December 31, 2015 and 2014, respectively, to its non-employee directors. The weighted average fair value of the Company’s stock on the measurement date of such awards was $3.38 (2015) and $3.00 (2014) per share. Such restricted shares awards generally vest in full at the first anniversary of the grant date, subject to each director continuing to provide services to the Company through such date. The shares granted may not be transferred, pledged, assigned or otherwise encumbered prior to vesting. Prior to the vesting date, a holder of restricted shares has all the rights of a shareholder of the Company, including the right to vote such shares and the right to receive dividends paid with respect to such shares at the same time as common shareholders generally.

On March 3, 2015, Mr. John J. Ray, III resigned from the Board. Pursuant to a waiver letter agreement entered into by the Company and Mr. Ray in connection with his resignation, 32,282 shares of the 58,333 shares originally granted to Mr. Ray, relating to his period of service as a director, vested on March 3, 2015. The balance of his restricted stock awards (26,051 shares) was forfeited and cancelled. The incremental compensation expense recognized as a result of the difference between the grant date fair value of the vested shares and estimated fair value of the Company’s Class A common stock on March 3, 2015 was approximately $8.

On August 3, 2015, Mr. Alexander Greene and Mr. Nikolaus Semaca resigned from the Board. Pursuant to waiver letter agreements entered into between the Company and each of such former directors in connection with their resignations, a total of 124,976 shares originally granted these directors vested in full on August 7, 2015. The incremental compensation expense recognized as a result of the accelerated vesting and the difference between the grant date fair value of the vested shares and the estimated fair value of the Company’s Class A common stock on August 7, 2015 was approximately $189. The Company has also entered into consulting agreements with each of Messrs. Greene and Semaca for the provision of advisory services as requested from time to time at the discretion of the Chairman of the Board. During the consulting period which terminates on June 30, 2016, Messrs. Greene and Semaca will each receive a quarterly fee of approximately $37.

Management Compensation

(i) Restricted Stock Units

During the year ended December 31, 2015, the Company entered into employment agreements with three executive officers which provided for stock compensation grants. One of the grants was to be comprised of time-based restricted stock units, which vest over a three year period. The remaining two grants were each to be comprised of one-third stock options, one-third time-based restricted stock units and one-third performance based restricted stock units, each subject to three year vesting. Also, during the year ended December 31, 2015, the Company granted restricted stock unit awards to certain employees, each award subject to three years vesting.

During the years ended December 31, 2015 and 2014, the Company awarded 1,536,407 and 196,349 time-based restricted stock units (“RSUs”), respectively, to certain of its employees, including senior officers. The weighted average measurement date fair value of these awards was $3.41 (2015) and $3.65 (2014), per RSU. Each RSU represents a contingent right to receive one share of Class A common stock upon vesting. Each award of RSUs will vest in equal installments on each of the first three anniversaries of the grant date. RSUs may not be transferred, pledged, assigned or otherwise encumbered until they are settled as described below. Settlement of the vested RSUs may be in either shares of Class A common stock or cash, as determined at the discretion of the Committee, and shall occur as soon as practicable after the vesting date. If the RSUs are settled in shares of common stock, following the settlement of such shares, the grantee will be the record owner of the shares of Class A common stock and will have all the rights of a shareholder of the Company, including the right to vote such shares and the right to receive dividends paid with respect to such shares of Class A common stock. RSUs which have not become vested as of the date of a grantee’s termination from the Company will be forfeited without the payment of any consideration.

On October 12, 2015, the Company awarded 630,766 performance-based RSUs to certain members of senior management. The grant date fair value of the performance awards was determined to be $2.66 per RSU. Each performance stock unit represents a contingent right to receive RSUs of the Company based upon certain performance related goals being met and the covered employees being continuously employed through the end of the period over which the performance goals are measured. The performance stock units have no voting rights and may not be transferred or otherwise disposed of until they vest.  One third of each performance award will vest on each of December 31, 2015, 2016 and 2017, subject in each case to the Committee’s certification of achievement of the performance measures and targets no later than each March 31 following the respective date of vesting. Settlement of the vested RSUs may be in either shares of common stock or cash, as determined by the Committee in its discretion, and shall occur as soon as practicable following the Committee's certification of the achievement of the applicable performance measures and targets for 2017 and in any event no later than April 30, 2018. With respect to the RSUs that may vest with respect to each of 2015, 2016 and 2017, the number of target RSUs shall be subject to an increase or decrease depending on performance against the applicable performance measures and targets. Compensation expense recognized with respect to the performance award vesting on December 31, 2015 is based upon an achievement level of 130% of the target RSUs.

(ii) Stock Options

During the years ended December 31, 2015 and 2014, the Company awarded to certain members of senior management an aggregate of 959,232 and 453,586 stock options, respectively. Each stock option represents an option to purchase one share of Class A common stock for an exercise price of $3.25 (2015) and $3.65 (2014) per share. Stock options may not be transferred, pledged, assigned or otherwise encumbered prior to vesting. Each stock option will vest in equal installments on each of the first three anniversaries of the award date. The stock options expire on the business day immediately preceding the tenth anniversary of the award date. If a stock option grantee’s employment is terminated for cause (as defined in the applicable Form of Grant Agreement), stock options (whether then vested or exercisable or not) will lapse and will not be exercisable. If a stock option grantee’s employment is terminated for reasons other than cause, the option recipient may exercise the vested portion of the stock option but only within such period of time ending on the earlier to occur of (i) the 90th day ending after the option recipient’s employment terminated and (ii) the expiration of the options, provided that if the Optionee’s employment terminates for death or disability the vested portion of the option may be exercised until the earlier of (i) the first anniversary of employment termination and (ii) the expiration date of the options.

The fair values of the options granted were estimated on the dates of grant using the Black‑Scholes option pricing model with the following weighted average assumptions for 2015 and 2014 grants: risk free interest rates of 1.8% and 2.2%, dividend yields of 0.0%, expected stock price volatility factors of .37 and .42 and expected lives of 6.0 years.

The Black‑Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. Since the Company’s stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its stock options.

A total of 31,490,819 shares of the Company’s Class A Common Stock may be issued or used as the basis for awards under the Incentive Plans as of December 31, 2015.

The 2004 Stock Incentive Plan

The Company’s 2004 Stock Incentive Plan (the “2004 Plan”) enabled the Company to grant stock-based awards, including stock options, stock appreciation rights, restricted stock and performance awards to employees, consultants and non-employee directors. On May 21, 2014, the Company filed notice with the Bankruptcy Court that it was rejecting the Company’s 2004 Plan effective June 1, 2014. As a result of the rejection of the 2004 Plan, all unvested awards and any OSG equity interests thereunder were cancelled and holders of unvested awards were not entitled to participate in the Rights Offering (see Note 2, “Chapter 11 Filing and Emergence from Bankruptcy,” to these consolidated financial statements) or to vote on or receive distributions under the Equity Plan (see Note 2). As a result of the cancellation of the unvested awards, the unrecognized stock compensation expense relating to unvested stock options, restricted common stock and restricted stock units was accelerated, and a charge of $1,796 was recorded to reorganization items in the consolidated statements of operations for the year ended December 31, 2014.

There were no stock options, restricted common stock, restricted stock units or performance related grants under the 2004 Plan during the period from January 1, 2014 through the May 21, 2014 rejection of the 2004 Plan, nor during the year ended December 31, 2013.

For both the Incentive Plans and the 2004 Plan compensation expense is recognized over the vesting period, contingent or otherwise, applicable to each grant, using the straight-line method. Compensation expense as a result of the restricted shares and RSU awards described above was $3,791,  $2,467 and $61 during each of the years ended December 31, 2015, 2014 and 2013, respectively. Such compensation expense for 2014 and 2013 is net of benefits of $279 and $3,935, respectively, relating to the true up of estimated forfeiture estimates to reflect actual experience for the 2004 Plan restricted stock grants.

Activity with respect to restricted common stock and restricted stock units under all plans during the three years ended December 31, 2015 is summarized as follows:

Activity for the three years ended December 31, 2015	Class A common stock	Common stock

Nonvested Shares Outstanding at December 31, 2012		780,594
Vested ($10.00 to $43.40 per share)		(155,932)
Forfeited		(379,163)
Nonvested Shares Outstanding at December 31, 2013	-	245,499
Granted	521,346	-
Vested ($10.00 to $43.40 per share)	-	(82,722)
Forfeited	-	(42,887)
Cancelled	-	(119,890)
Nonvested Shares Outstanding at December 31, 2014	521,346	-
Granted	2,473,302	-
Vested ($3.00 to $3.65 per share)(1)	(958,464)	-
Forfeited	(26,051)	-
Modification (2)	315,562	-
Nonvested Shares Outstanding at December 31, 2015	2,325,695	-

(1)	Includes 300,664 RSUs that are subject to certification by the Committee before the shares are issued to the respective grantees.
(2)

Represents additional shares resulting from the stock dividend adjustment described above and an increase in performance awards vesting on December 31, 2015 based on the actual achievement of performance goals.

Activity for the three years ended December 31, 2015	Class A common shares	Common stock

Options Outstanding at December 31, 2012		2,204,781
Granted		-
Forfeited		(1,523,825)
Exercised		-
Options Outstanding at December 31, 2013	-	680,956
Granted	453,586	-
Forfeited	-	(39,848)
Exercised	-	-
Cancelled	-	(641,108)
Options Outstanding at December 31, 2014	453,586	-
Granted	959,232	-
Dividend modification(1)	198,411	-
Options Outstanding at December 31, 2015	1,611,229	-
Options Exercisable at December 31, 2015	172,454	-

(1)	Represents additional shares resulting from the stock dividend adjustment described above.

The weighted average remaining contractual life of the outstanding stock options at December 31, 2015 was 9.22 years. The range of exercise prices of the stock options outstanding at December 31, 2015 was between $2.85 and $3.20 per share (which reflects an adjustment as a result of the stock dividend described above). The weighted average exercise prices of the stock options outstanding at December 31, 2015, 2014 and 2013 were $2.96,  $3.65 and $39.48 per share, respectively. None of the stock options which vested during the three year period ended December 31, 2015 were “in-the-money.”

Net compensation expense/(income) as a result of the grants of stock options described above was $621,  $338 and $(192) during each of the years ended December 31, 2015, 2014, and 2013, respectively.

As of December 31, 2015, there was $6,910 of unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted average period of 2.14 years.